Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)		EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($) [1]	Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2016		$ 81,425			$ 1,736	$ 17,620	$ (8,980)	$ 45,726	$ 1,437	$ (15,626)	$ 1,212	$ 28,214	$ 71,339	$ 10,086
Profit of the period		9,166	[2]									7,990	7,990	1,176
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		1,174								1,053			1,053	121
Cash flow hedges		(96)								(158)			(158)	61
Re-measurements of post-employment benefits		(37)	[2]							(53)			(53)	16
Total comprehensive income		10,205	[2]							842		7,990	8,831	1,374
Dividends		(9,230)		€ (6,956)							(93)	(7,821)	(7,914)	(1,316)
Share-based payments		333							316				316	18
Sale/(purchase) of non-controlling interests		(2,401)												(2,401)
Scope and other changes		(132)										5	5	(137)
Ending balance at Dec. 31, 2017		80,200	[3]		1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,387	72,576	7,624
Impact of adopting IFRSs 9 and 151	[4]	(46)										(4)	(4)	(42)
Beginning balance, as adjusted at Dec. 31, 2017		80,154			1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,383	72,572	7,582
Profit of the period		5,688	[2]									4,370	4,370	1,318
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(7,802)								(7,374)			(7,374)	(429)
Cash flow hedges		(52)								(92)			(92)	40
Re-measurements of post-employment benefits		99	[2]							98			98	1
Total comprehensive income		(2,068)	[2]							(7,368)		4,370	(2,998)	930
Dividends		(7,437)		(3,557)							(56)	(6,258)	(6,314)	(1,123)
Treasury shares	[1]						2,431				$ (1,063)	(1,368)
Share-based payments		290							284				284	6
Sale/(purchase) of non-controlling interests												429	429	(429)
Hyperinflation monetary adjustments		905										560	560	345
Scope and other changes		46										(48)	(48)	94
Ending balance at Dec. 31, 2018		71,889	[3]		1,736	17,620	(6,549)	45,726	2,037	(22,152)		26,068	64,485	7,404
Profit of the period		10,414										9,171	9,171	1,243
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		790								1,143			1,143	(353)
Cash flow hedges		(110)								(97)			(97)	(13)
Re-measurements of post-employment benefits		(182)								(173)			(173)	(9)
Total comprehensive income		10,912								873		9,171	10,044	867
Dividends		(5,179)		€ (3,586)								(4,117)	(4,117)	(1,062)
Treasury shares							279					(279)
Share-based payments		319							290				290	29
Sale/(purchase) of non-controlling interests		5,805						4,378					4,378	1,427
Hyperinflation monetary adjustments		354										219	219	135
Scope and other changes		452										421	421	31
Ending balance at Dec. 31, 2019		$ 84,553			$ 1,736	$ 17,620	$ (6,270)	$ 50,104	$ 2,327	$ (21,279)		$ 31,484	$ 75,722	$ 8,831

[1]	See Note 23 Changes in equity and earnings per share.
[2]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[3]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.
[4]	See Note 3 (E) Summary of changes in accounting policies.